Share-Based Compensation (Narrative) (Details) $ / shares in Units, $ in Thousands				1 Months Ended					3 Months Ended	12 Months Ended
	Aug. 15, 2023 USD ($) shares	Apr. 03, 2023 USD ($) shares $ / shares	Mar. 04, 2021 USD ($) shares $ / shares	Nov. 20, 2023 USD ($) shares $ / shares	May 31, 2023 USD ($) shares	Feb. 15, 2023 USD ($) shares $ / shares	Aug. 18, 2022 USD ($) shares	Mar. 31, 2014	Jun. 30, 2022 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Jun. 30, 2022 ₪ / shares	Jun. 30, 2022 $ / shares	Dec. 31, 2021 USD ($)
2014 Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement | shares					1,000,000
Employees and directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares available for future grant | shares										861,255
Fair value of options granted										$ 1,392	$ 2,970			$ 2,320
Employees and directors [Member] | 2003 Israeli Share Option Plan ("Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable period										5-10 years
Description of vesting requirements for share-based payment arrangement										3-4 years
Employees and directors [Member] | Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares available for future grant | shares										990,201
Employees and directors [Member] | Restricted Shares Unit [Member] | 2014 Equity Incentive Plan (the "2014 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable period								5-10 years
Description of vesting requirements for share-based payment arrangement								1-4 years
Employees and directors [Member] | 2014 Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted, exercise price | $ / shares			$ 37.52
Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable period					five years
Description of vesting requirements for share-based payment arrangement	1 year			1-4 years		1-4 years
Number of other equity instruments granted in share-based payment arrangement | shares									292,203
Options granted, exercise price | $ / shares		$ 11.91		$ 8.13
Fair value of options									$ 2,314
Expense from share-based payment transitions					$ 146
Directors [Member] | Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement | shares									39,286
Options granted, exercise price | $ / shares													$ 14.42
Fair value of options									$ 498
Directors [Member] | 2014 Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement | shares	7,200	160,400	34,013	48,750		130,600
Options granted, exercise price | (per share)		$ 11.89		$ 8.78								₪ 9.63
Fair value of options	$ 42	$ 884	$ 663	$ 265
Directors [Member] | 2014 Share Incentive Plan [Member] | Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement | shares			5,669			9,100
Fair value of options			$ 196
Employees [Member] | 2014 Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement | shares			19,958
Fair value of options			$ 417
Employees [Member] | 2014 Share Incentive Plan [Member] | Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement | shares			3,324
Fair value of options			$ 116
Chairman [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement | shares							28,572
Fair value of options							$ 284
Directors and CEO [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement | shares									151,786
Fair value of options									$ 1,171
Directors and CEO [Member] | Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement | shares									39,286
Fair value of options									$ 498
Employees, Officers, Board Members CEO and Consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement						1-4 years
Employees, Officers, Board Members CEO and Consultants [Member] | 2014 Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted, exercise price | $ / shares						$ 13.32
Fair value of options						$ 1,012
Employees, Officers, Board Members CEO and Consultants [Member] | 2014 Share Incentive Plan [Member] | Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options						$ 117